Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

February 3, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:          Pioneer Diversified High Income Fund, Inc. (File No. 811-22014)

Pioneer Floating Rate Fund, Inc. (File No. 811-21654)

Pioneer High Income Fund, Inc. (File No. 811-21043)

Ladies and Gentlemen:

On behalf of each of the Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a revised preliminary copy of each of the letter to stockholders, notice of special meeting, joint proxy statement and form of proxy to be used in connection with the special meeting of stockholders of each of the Registrants, to be held on March 26, 2025.

The purpose of the meetings to which the enclosed materials relate is to solicit stockholder approval of a proposal to approve a new investment advisory agreement with Victory Capital Management Inc. (the “Proposal”).

The Registrants filed a preliminary proxy statement with respect to the Proposal on January 29, 2025. Subsequent to the Registrants' initial filing, Saba Capital Management, L.P. and certain of its affiliates ("Saba Capital") filed a preliminary proxy statement with respect to their intention to solicit proxy statements against approval of the Proposal. The Registrants are filing a revised preliminary proxy statement to address Saba Capital's intention to solicit proxy statements against approval of the Proposal. The enclosed revised preliminary proxy statement is marked to show changes from the initial preliminary proxy statement filed on January 29, 2025.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to stockholders on or about February 10, 2025.

Please note that Pioneer Municipal High Income Advantage Fund, Inc., Pioneer Municipal High Income Fund, Inc. and Municipal High Income Opportunities Fund, Inc. have separately filed preliminary proxy materials on January 29, 2025 with the Securities and Exchange Commission regarding the Proposal and with respect to the Saba Capital's intention to solicit proxy statements against approval of the Proposal.

Please call the undersigned at (617) 951-8458 or Toby Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz